UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    July 22, 2009


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		65

Form 13F Information Table Value Total:		102,774



List of Other Included Managers:

<NONE

 						Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None
Alerus Finl Corp Com	COM	01446U-10-3	204	9512	SH	Sole				9512
Alleghany Corp		COM	017175-10-0	2756	10171	SH	Sole				10171
Allergan		COM	018490-10-2	571	12000	SH	Sole				12000
Arch Cap Group LTD	COM	G0450A-10-5	252	4300	SH	Sole				4300
AT&T Inc		COM	00206R-10-2	254	10235	SH	Sole				10235
Automatic Data Procesg 	COM	053015-10-3	1369	38622	SH	Sole				38622
Avalonbay Comm Reit Inc.COM	053484-10-1	277	4950	SH	Sole				4950
Bank Of Amer Corp	COM	060505-10-4	873	66147	SH	Sole				66147
BCSB Bancorp Inc.	COM	055367-10-6	80	10000	SH	Sole				10000
Beckman Coulter		COM	075811-10-9	239	4184	SH	Sole				4184
Berkshire Hathaway Cl A	COM	084670-10-8	450	5	SH	Sole				5
Berkshire Hathaway Cl B	COM	084670-20-7	8722	3012	SH	Sole				3012
Boston Properties	COM	101121-10-1	281	5900	SH	Sole				5900
Burlington Northn/SF	COM	12189T-10-4	265	3600	SH	Sole				3600
Coca-Cola Corp		COM	191216-10-0	3005	62607	SH	Sole				62607
Covidien PLC		COM	G2552X-10-8	1981	52921	SH	Sole				52921
Dell Computer Corp Com	COM	24702r-10-1	3256	237139	SH	Sole				237139
Dover Corp Com		COM	260003-10-8	2160	65272	SH	Sole				65272
Dover Motorsports Inc	COM	260174-10-7	186	131298	SH	Sole				131298
Exxon Mobil Corp	COM	30231g-10-2	2646	37849	SH	Sole				37849
Farmer Bros Corp	COM	307675-10-8	1233	53892	SH	Sole				53892
Federal Realty Invt Tr 	COM	313747-20-6	343	6650	SH	Sole				6650
First Natl Bk Alaska 	COM	32112J-10-6	575	357	SH	Sole				357
Fortune Brands Inc	COM	349631-10-1	431	12396	SH	Sole				12396
General Electric Corp	COM	369604-10-3	255	21794	SH	Sole				21794
Genuine Parts Co Com	COM	372460-10-5	2835	84485	SH	Sole				84485
Gladstone Capital Corp 	COM	376535-10-0	1294	171797	SH	Sole				171797
Glaxo Holdings Plc	COM	37733w-10-5	1619	45817	SH	Sole				45817
Harley Davidson Inc Com	COM	412822-10-8	233	14400	SH	Sole				14400
Hasbro Inc Com		COM	418056-10-7	2701	111414	SH	Sole				111414
HCP Inc.		COM	40414L-10-9	269	12700	SH	Sole				12700
Home Depot Inc Com	COM	437076-10-2	2433	102972	SH	Sole				102972
Home Properties		COM	437306-10-3	222	6500	SH	Sole				6500
Intrntl Bus Machine	COM	459200-10-1	210	2008	SH	Sole				2008
International Speedwy	COM	460335-20-1	1914	74699	SH	Sole				74699
Johnson & Johnson	COM	478160-10-4	4087	71957	SH	Sole				71957
Leucadia National Corp	COM	527288-10-4	2543	120595	SH	Sole				120595
Lowes Cos Inc Com	COM	548661-10-7	870	44800	SH	Sole				44800
Markel Corp Com		COM	570535-10-4	5530	19631	SH	Sole				19631
Marsh & McLennan Cos 	COM	571748-10-2	2277	113125	SH	Sole				113125
McClatchy Co Cl A	COM	579489-10-5	27	53170	SH	Sole				53170
McCormick & Co Inc NonV	COM	579780-20-6	2434	74820	SH	Sole				74820
McDonalds Corp		COM	580135-10-1	233	4050	SH	Sole				4050
Mohawk Inds Inc Com	COM	608190-10-4	511	14325	SH	Sole				14325
Nestle Sa-Adr Repstg	COM	641069-40-6	873	23212	SH	Sole				23212
Norfolk Southern Corp	COM	655844-10-8	2213	58752	SH	Sole				58752
Paychex Inc		COM	704326-10-7	3141	124649	SH	Sole				124649
Plum Creek Timber Dep U	COM	729251-10-8	666	22367	SH	Sole				22367
Procter & Gamble Co	COM	742718-10-9	2685	52539	SH	Sole				52539
Progressive Corp Ohio	COM	743315-10-3	2874	190234	SH	Sole				190234
Royal Dutch Shell Plc 	COM	780257-80-4	656	13075	SH	Sole				13075
Royce Value Trust Inc	COM	780910-10-5	241	28610	SH	Sole				28610
Sandy Spring Bancorp 	COM	800363-10-3	2235	152021	SH	Sole				152021
SPDR Tr Unit Ser 1	COM	78462f-10-3	310	3368	SH	Sole				3368
St Joe Corporation	COM	790148-10-0	2993	113001	SH	Sole				113001
Target Corp Com		COM	87612e-10-6	335	8480	SH	Sole				8480
Tyco Electronics	COM	G9144P-10-5	1962	105550	SH	Sole				105550
Tyco Intl Ltd New Com	COM	902124-10-6	1600	61573	SH	Sole				61573
Verizon Communications  COM	92343v-10-4	217	7048	SH	Sole				7048
Wal Mart Stores Inc Com	COM	931142-10-3	5752	118755	SH	Sole				118755
Walt Disney Holding Co	COM	254687-10-6	3461	148355	SH	Sole				148355
Washington Post Co Cl B	COM	939640-10-8	2732	7758	SH	Sole				7758
Washington Real Est InTrCOM	939653-10-1	538	24053	SH	Sole				24053
Wells Fargo & Co (new)	COM	949746-10-1	1942	80038	SH	Sole				80038
Wyeth			COM	983024-10-0	442	9735	SH	Sole				9735